Putnam Emerging Markets ex-China ETF
The fund's portfolio
1/31/25 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value
Air freight and logistics (1.5%)
InPost SA (Poland)(NON)	7,113	$116,958

		116,958
Automobiles (3.9%)
Kia Corp. (South Korea)	2,283	160,266
Mahindra & Mahindra, Ltd. (India)	4,249	146,668

		306,934
Banks (19.8%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	63,530	269,822
Al Rajhi Bank (Saudi Arabia)	9,458	249,645
Banco do Brasil SA (Brazil)	28,800	136,410
Bank Central Asia Tbk PT (Indonesia)	298,900	173,289
Bank Mandiri Persero Tbk PT (Indonesia)	354,800	131,145
Grupo Financiero Banorte SAB de CV Class O (Mexico)	21,129	146,013
Grupo Financiero Galicia SA Rights (Argentina)	12	163
Grupo Financiero Galicia SA ADR (Argentina)(NON)	1,137	76,725
ICICI Bank, Ltd. (India)	25,145	363,692

		1,546,904
Broadline retail (1.9%)
MercadoLibre, Inc. (Brazil)(NON)	78	149,931

		149,931
Capital markets (1.5%)
HDFC Asset Management Co., Ltd. (India)	2,683	119,873

		119,873
Chemicals (0.9%)
Supreme Industries, Ltd. (India)	1,555	71,251

		71,251
Communications equipment (2.1%)
Accton Technology Corp. (Taiwan)	7,000	163,194

		163,194
Construction and engineering (0.6%)
Gamuda Bhd (Malaysia)	55,200	50,030

		50,030
Construction materials (1.6%)
UltraTech Cement, Ltd. (India)	928	123,076

		123,076
Consumer staples distribution and retail (2.6%)
Shoprite Holdings, Ltd. (South Africa)	8,341	127,621
Sumber Alfaria Trijaya Tbk PT (Indonesia)	450,800	79,374

		206,995
Electrical equipment (1.9%)
HD Hyundai Electric Co., Ltd. (South Korea)	189	53,331
KEI Industries, Ltd. (India)	2,104	97,737

		151,068
Electronic equipment, instruments, and components (1.2%)
Elite Material Co., Ltd. (Taiwan)	5,000	93,803

		93,803
Entertainment (2.6%)
Netflix, Inc.(NON)	101	98,653
Sea, Ltd. ADR (Singapore)(NON)	842	102,547

		201,200
Financial services (2.8%)
Meritz Financial Group, Inc. (South Korea)	2,160	169,767
REC, Ltd. (India)	9,434	48,996

		218,763
Health care providers and services (1.5%)
Apollo Hospitals Enterprise, Ltd. (India)	1,493	117,392

		117,392
Hotels, restaurants, and leisure (4.3%)
Indian Hotels Co., Ltd. (India)	17,574	155,154
MakeMyTrip, Ltd. (India)(NON)	1,114	121,727
Zomato, Ltd. (India)(NON)	23,873	60,732

		337,613
Household durables (0.8%)
Amber Enterprises India, Ltd. (India)(NON)	843	63,279

		63,279
Independent power and renewable electricity producers (1.6%)
NTPC, Ltd. (India)	33,655	125,891

		125,891
IT Services (2.2%)
Tata Consultancy Services, Ltd. (India)	3,690	175,195

		175,195
Machinery (1.9%)
HD Hyundai Heavy Industries Co., Ltd. (South Korea)(NON)	701	150,042

		150,042
Pharmaceuticals (1.7%)
Sun Pharmaceutical Industries, Ltd. (India)	6,447	129,805

		129,805
Professional services (0.8%)
Benefit Systems SA (Poland)	89	65,222

		65,222
Real estate management and development (1.7%)
Phoenix Mills, Ltd. (The) (India)	7,182	136,134

		136,134
Semiconductors and semiconductor equipment (24.9%)
Marvell Technology, Inc.	499	56,317
MediaTek, Inc. (Taiwan)	7,000	313,340
SK Hynix, Inc. (South Korea)	1,356	185,902
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	40,000	1,387,190

		1,942,749
Specialty retail (1.7%)
JUMBO SA (Greece)	4,907	133,372

		133,372
Technology hardware, storage, and peripherals (2.2%)
Asia Vital Components Co., Ltd. (Taiwan)	6,000	106,148
Wiwynn Corp. (Taiwan)	1,000	68,443

		174,591
Transportation infrastructure (1.9%)
International Container Terminal Services, Inc. (Philippines)	25,110	150,558

		150,558
Wireless telecommunication services (3.8%)
Bharti Airtel, Ltd. (India)	9,295	174,522
TIM SA/Brazil (Brazil)	46,100	123,137

		297,659

Total common stocks (cost $5,607,470)		$7,519,482

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.09%(AFF)	263,844	$263,844

Total short-term investments (cost $263,844)		$263,844
TOTAL INVESTMENTS

Total investments (cost $5,871,314)		$7,783,326

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Emerging Markets Ex-China ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $7,843,004.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
	Short-term investments
	Putnam Government Money Market Fund Class P†	$58,262	$1,651,216	$1,445,634	$7,419	$263,844

	Total Short-term investments	$58,262	$1,651,216	$1,445,634	$7,419	$263,844
	† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	India	28.7%
	Taiwan	27.4
	South Korea	9.2
	United States	5.4
	Brazil	5.3
	Indonesia	4.9
	United Arab Emirates	3.5
	Saudi Arabia	3.2
	Poland	2.3
	Philippines	1.9
	Mexico	1.9
	Greece	1.7
	South Africa	1.6
	Singapore	1.3
	Argentina	1
	Malaysia	0.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$498,859	$—	$—
Consumer discretionary	991,129	—	—
Consumer staples	206,995	—	—
Financials	1,885,540	—	—
Health care	247,197	—	—
Industrials	683,878	—	—
Information technology	2,549,532	—	—
Materials	194,327	—	—
Real estate	136,134	—	—
Utilities	125,891	—	—

Total common stocks	7,519,482	—	—
Short-term investments	263,844	—	—

Totals by level	$7,783,326	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com